Related Party Transactions	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 10 - RELATED PARTY TRANSACTIONS

As of September 30, 2021, related parties of the Company consist of the following:

Name of Related Party	Nature of Relationship
Zhentao Jiang	Former Director and principal shareholder
Wenjie Tang	Chief Executive Officer (“CEO”), Director, and shareholder
Bin Cao	Former Chairman of the Board
Yufeng Mi	Chief Technical Officer (“CTO”) and shareholder
Bo Zhu	Chief Strategy Officer
Bin Liu	Former Chief Risk Officer (“CRO”)
Guofu Zhang	Former Chief Financial Officer (“CFO”)
Chengchun Zhang	Former Chief Operational Officer (“COO”) and principal shareholder
IIG Ltd.	Company under common control of Zhentao Jiang, dissolved in November 2019
Firebull Holdings Limited	Company under common control Bin Cao
Nanjing Yunxinhe Software Technology Co., Ltd.	Company formerly controlled by Zhentao Jiang, dissolved in April 2020
Beijing Maiteke Technology Co., Ltd.	Company where Wenjie Tang assumed a key management position
Northnew Management Limited	Company under common control of Zhentao Jiang prior to June 2020
Hong Kong KISEN Co., Ltd	Company under common control of Bo Zhu

Due to (from) related parties

The Company mainly finance its operations through proceeds borrowed from related parties. As of September 30, 2021 and December 31, 2020, due to related parties consisted the following:

	September 30,	December 31,
	2021	2020
Zhentao Jiang	$1,011,182	$712,485
Wenjie Tang	(92,021)	(116,610)
Yufeng Mi	1,966	1,951
Yang Cao	92,514	-
Total due to related parties	$1,013,641	$597,826

The balance of due to related parties represents expenses incurred by related parties in the ordinary course of business. These amounts are interest free, unsecured and repayable on demand.

From time to time, the Company borrowed $373,130 from related parties and repaid $17,391 to related parties in the nine months ended September 30, 2021. The Company borrowed $100,292 from related parties and repaid $657,538 to related parties in the nine months ended September 30, 2020.